Cover	Apr. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42545
Entity Registrant Name	Apimeds Pharmaceuticals US, Inc.
Entity Central Index Key	0001894525
Entity Tax Identification Number	85-1099700
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 East Broad Street 2nd Floor
Entity Address, City or Town	Hopewell
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08425
City Area Code	808
Local Phone Number	209-7887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false